UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04375

Name of Fund: BlackRock Multi-State Municipal Series Trust

              BlackRock New Jersey Municipal Bond Fund

              BlackRock Pennsylvania Municipal Bond Fund

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Multi-State

Municipal Series Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 05/31/2015

Date of reporting period: 02/28/2015

Item 1 – Schedule of Investments

Schedule of Investments February 28, 2015 (Unaudited)	BlackRock New Jersey Municipal Bond Fund (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New Jersey — 96.0%
Corporate — 3.7%
New Jersey EDA, RB, AMT:
5.13%, 1/01/39	$1,000	$1,105,340
Continental Airlines, Inc. Project, 5.25%, 9/15/29	3,500	3,823,050
Continental Airlines, Inc. Project, Series B, 5.63%, 11/15/30	1,000	1,129,860
New Jersey EDA, Refunding RB, New Jersey American Water Co., Inc. Project, AMT:
Series A, 5.70%, 10/01/39	1,445	1,669,813
Series B, 5.60%, 11/01/34	1,000	1,137,150
Series D, 4.88%, 11/01/29	1,000	1,081,970

		9,947,183
County/City/Special District/School District — 20.6%
Carlstadt School District, GO, Refunding:
4.00%, 5/01/29	1,195	1,290,206
4.00%, 5/01/30	1,415	1,516,003
Casino Reinvestment Development Authority, 4.00%, 11/01/34	1,695	1,685,864
Casino Reinvestment Development Authority, Refunding RB, 5.25%, 11/01/39	1,020	1,104,395
City of Perth Amboy New Jersey, GO, CAB, Refunding (AGM):
5.00%, 7/01/35	1,250	1,306,725
5.00%, 7/01/36	300	313,197
County of Essex New Jersey Improvement Authority, LRB, Newark Project, Series A (AGM):
6.00%, 11/01/30	1,090	1,235,155
5.00%, 11/01/20	735	820,039
County of Essex New Jersey Improvement Authority, Refunding RB, Project Consolidation (NPFGC), 5.50%, 10/01/29	1,500	1,959,255
County of Hudson New Jersey, GO, Refunding, 4.00%, 12/01/30	2,645	2,784,762
County of Hudson New Jersey Improvement Authority, RB, Harrison Parking Facility Project, Series C:
4.88%, 1/01/46	1,000	1,057,500
5.25%, 1/01/46	4,900	5,262,257
County of Union New Jersey, GO, Refunding, County Vocational Technical School, Series C, 3.50%, 3/01/31	1,640	1,693,595
Municipal Bonds	Par (000)	Value
New Jersey (continued)
County/City/Special District/School District (continued)
County of Union New Jersey Utilities Authority, Refunding RB, Series A:
Covanta Union, Inc., AMT, 4.75%, 12/01/31	$1,250	$1,334,750
Solid Waste System, County Deficiency Agreement, 5.00%, 6/15/41	2,000	2,256,120
New Jersey EDA, RB, The Goethals Bridge Replacement Project, AMT (AGM), 5.13%, 7/01/42	1,000	1,100,270
New Jersey EDA, Refunding RB, Special Assessment, Kapkowski Road Landfill Project, 6.50%, 4/01/28	2,500	3,132,150
New Jersey Health Care Facilities Financing Authority, LRB, Greystone Park Psychiatric Hospital Project, Series A:
5.00%, 9/15/29	2,000	2,257,820
(AGM), 3.50%, 9/15/31	750	760,530
New Jersey Health Care Facilities Financing Authority, Refunding RB:
5.00%, 7/01/16 (a)	75	79,694
5.00%, 7/01/46	3,025	3,122,133
Hunterdon Medical Center, 5.00%, 7/01/31	300	338,652
Hunterdon Medical Center, 4.00%, 7/01/45	1,000	980,980
Hunterdon Medical Center, 5.00%, 7/01/45	2,650	2,942,056
New Jersey Sports & Exposition Authority, Refunding RB, (NPFGC), 5.50%, 3/01/21 (b)	805	989,635
Newark Housing Authority, Refunding RB, Newark Redevelopment Project (NPFGC), 4.38%, 1/01/37	1,775	1,796,584
Township of Egg Harbor New Jersey School District, GO, Refunding (AGM), 5.75%, 7/15/25	2,000	2,602,320
Township of Franklin New Jersey Board of Education/Somerset County, GO, 3.00%, 2/01/31	4,850	4,698,049
Township of Irvington New Jersey, GO, Refunding, Series A (AGM):
5.00%, 7/15/31	2,695	3,050,417
5.00%, 7/15/32	350	394,653

BLACKROCK MULTI-STATE MUNICIPAL SERIES TRUST	FEBRUARY 28, 2015	1

Schedule of Investments (continued)	BlackRock New Jersey Municipal Bond Fund (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New Jersey (continued)
County/City/Special District/School District (concluded)
Township of Sparta Board of Education, GO, Refunding, 5.00%, 2/15/36	$1,350	$1,554,714

		55,420,480
Education — 17.0%
New Jersey EDA, RB:
5.00%, 9/01/17 (a)	315	348,570
Rutgers - The State University of New Jersey, College Avenue Redevelopment Project, 5.00%, 6/15/38	2,000	2,282,420
School Facilities Construction (AGC), 5.50%, 12/15/18 (a)	965	1,125,142
School Facilities Construction (AGC), 5.50%, 12/15/34	535	610,670
School Facilities Construction, Series U (AMBAC), 5.00%, 9/01/37	185	200,707
Team Academy Charter School Project, 6.00%, 10/01/43	1,000	1,137,190
New Jersey EDA, Refunding RB:
Greater Brunswick Charter School, Inc. Project, Series A, 4.75%, 8/01/24 (c)	350	360,447
Greater Brunswick Charter School, Inc. Project, Series A, 5.63%, 8/01/34 (c)	250	257,640
Greater Brunswick Charter School, Inc. Project, Series A, 5.88%, 8/01/44 (c)	430	443,794
Seeing Eye, Inc. Project (AMBAC), 5.00%, 12/01/24	5,500	5,569,355
New Jersey Educational Facilities Authority, RB, Higher Educational Capital Improvement Fund, Series A:
5.00%, 9/01/32	3,000	3,310,290
5.00%, 9/01/33	2,750	3,032,122
New Jersey Educational Facilities Authority, Refunding RB:
College of New Jersey, Series D (AGM), 5.00%, 7/01/35	3,750	4,149,975
Georgian Court University, Series D, 5.00%, 7/01/33	500	534,535
Kean University, Series A, 5.25%, 9/01/29	1,705	1,929,770
Kean University, Series A (AGC), 5.50%, 9/01/36	1,000	1,148,550
New Jersey City University, Series A, 5.00%, 7/01/40	1,000	1,132,910
Municipal Bonds	Par (000)	Value
New Jersey (continued)
Education (concluded)
New Jersey Educational Facilities Authority, Refunding RB (concluded):
Ramapo College, Series B, 5.00%, 7/01/42	$560	$618,162
Rowan University, Series B (AGC), 5.00%, 7/01/27	1,250	1,391,137
Series A, 5.00%, 7/01/33	2,005	2,322,512
University of Medicine & Dentistry, Series B, 7.50%, 6/01/19 (a)	2,500	3,162,800
William Paterson University, Series C (AGC), 5.00%, 7/01/38	3,200	3,528,160
New Jersey Higher Education Student Assistance Authority, Refunding RB:
Series 1, AMT, 5.75%, 12/01/28	1,000	1,116,180
Series 1A, 5.00%, 12/01/25	85	89,845
Series 1A, 5.00%, 12/01/26	525	553,896
New Jersey Institute of Technology, RB, Series A:
5.00%, 7/01/32	1,500	1,708,035
5.00%, 7/01/42	915	1,027,097
Rutgers - The State University of New Jersey, Refunding RB, Series L, 5.00%, 5/01/43	2,500	2,827,200

		45,919,111
Health — 17.4%
County of Burlington New Jersey Bridge Commission, Refunding RB, The Evergreens Project, 5.63%, 1/01/38	1,850	1,903,372
New Jersey EDA, Refunding RB:
4.88%, 1/01/29	650	675,766
Seabrook Village, Inc. Facility, 5.25%, 11/15/26	2,000	2,062,440
Seabrook Village, Inc. Facility, 5.25%, 11/15/36	600	612,684
New Jersey Health Care Facilities Financing Authority, RB:
5.00%, 7/01/39	1,150	1,289,346
5.00%, 7/01/43	1,535	1,708,041
Children’s Specialized Hospital, Series A, 5.50%, 7/01/36	460	464,439
Hunterdon Medical Center, Series A, 5.13%, 7/01/16 (a)	1,100	1,170,697

2	BLACKROCK MULTI-STATE MUNICIPAL SERIES TRUST	FEBRUARY 28, 2015

Schedule of Investments (continued)	BlackRock New Jersey Municipal Bond Fund (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New Jersey (continued)
Health (continued)
New Jersey Health Care Facilities Financing Authority, RB (concluded):
Hunterdon Medical Center, Series A, 5.25%, 7/01/16 (a)	$750	$799,455
Meridian Health System Obligated Group, Series I (AGC), 5.00%, 7/01/38	1,850	1,990,655
Robert Wood Johnson University Hospital, Series A, 5.25%, 7/01/35	1,460	1,682,227
Robert Wood Johnson University Hospital, Series A, 5.50%, 7/01/43	920	1,076,050
Virtua Health, Series A (AGC), 5.50%, 7/01/38	3,620	4,078,654
New Jersey Health Care Facilities Financing Authority, Refunding RB:
5.00%, 7/01/29	285	330,181
AHS Hospital Corp., 6.00%, 7/01/37	2,985	3,611,850
CAB, St. Barnabas Health Care System, Series B, 0.00%, 7/01/36 (d)	7,360	2,536,845
CAB, St. Barnabas Health Care System, Series B, 0.00%, 7/01/37 (d)	7,000	2,288,230
General Hospital Center at Passaic (AGM), 6.75%, 7/01/19 (b)	125	141,889
Hackensack University Medical Center (AGC), 5.25%, 1/01/36	3,600	3,923,928
Holy Name Medical Center, 5.00%, 7/01/25	500	535,875
Meridian Health System Obligated Group, 5.00%, 7/01/27	1,500	1,694,280
Robert Wood Johnson University Hospital, 5.00%, 7/01/31	1,500	1,664,265
St. Barnabas Health Care, Series A, 5.00%, 7/01/25	2,230	2,543,270
St. Barnabas Health Care System, Series A, 5.00%, 7/01/29	4,180	4,364,380
St. Barnabas Health Care, Series A, 5.63%, 7/01/32	1,540	1,790,250
Municipal Bonds	Par (000)	Value
New Jersey (continued)
Health (concluded)
New Jersey Health Care Facilities Financing Authority, Refunding RB (concluded):
St. Barnabas Health, Series A, 5.00%, 7/01/24	$1,000	$1,150,120
St. Luke’s Warren Hospital Obligated Group, 5.00%, 8/15/34	460	508,401
St. Luke’s Warren Hospital Obligated Group, 4.00%, 8/15/37	230	231,148

		46,828,738
Housing — 2.6%
New Jersey Housing & Mortgage Finance Agency, RB, S/F Housing:
Series AA, 6.50%, 10/01/38	530	550,691
Series U, AMT, 4.90%, 10/01/27	1,400	1,437,212
Series U, AMT, 4.95%, 10/01/32	355	362,917
Newark Housing Authority, RB, M/F Housing, Series A:
5.00%, 12/01/30	1,640	1,861,220
4.38%, 12/01/33	2,515	2,679,682

		6,891,722
State — 12.3%
Garden State Preservation Trust, RB (AGM):
CAB, Series B, 0.00%, 11/01/24 (d)	10,000	7,794,100
CAB, Series B, 0.00%, 11/01/27 (d)	4,135	2,869,235
Election of 2005, Series A, 5.80%, 11/01/15 (a)	1,640	1,702,747
Election of 2005, Series A, 5.75%, 11/01/28	2,565	3,256,293
New Jersey EDA, RB:
CAB, Motor Vehicle Surcharge, Series A (NPFGC), 0.00%, 7/01/21 (d)	1,675	1,414,705
Kapkowski Road Landfill Project, Series B, AMT, 6.50%, 4/01/31	2,000	2,444,880
Motor Vehicle Surcharges, Series A (NPFGC), 5.00%, 7/01/27	2,000	2,031,540

BLACKROCK MULTI-STATE MUNICIPAL SERIES TRUST	FEBRUARY 28, 2015	3

Schedule of Investments (continued)	BlackRock New Jersey Municipal Bond Fund (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New Jersey (continued)
State (concluded)
New Jersey EDA, RB (concluded):
Motor Vehicle Surcharges, Series A (NPFGC), 5.00%, 7/01/29	$1,100	$1,117,347
School Facilities Construction (AGC), 6.00%, 12/15/18 (a)	985	1,166,762
School Facilities Construction (AGC), 6.00%, 12/15/34	15	17,427
School Facilities Construction, Series KK, 5.00%, 3/01/38	1,070	1,152,486
New Jersey EDA, Refunding RB:
CAB, Economic Fund, Series A (NPFGC), 0.00%, 3/15/21 (d)	2,000	1,733,880
Cigarette Tax, 5.00%, 6/15/22	1,700	1,941,485
Cigarette Tax, 5.00%, 6/15/29	640	703,501
Lions Gate Project, 5.25%, 1/01/44	370	387,153
State of New Jersey, COP, Equipment Lease Purchase, Series A:
5.25%, 6/15/29	1,000	1,122,470
5.25%, 6/15/30	1,110	1,245,942
State of New Jersey, GO, Refunding, Series N (NPFGC), 5.50%, 7/15/17	1,000	1,111,460

		33,213,413
Transportation — 20.0%
Delaware River Port Authority, RB, Series D, 5.00%, 1/01/40	1,875	2,092,481
Delaware River Port Authority of Pennsylvania & New Jersey, RB, 5.00%, 1/01/40	1,500	1,702,785
New Jersey EDA, RB, Private Activity Bond, The Goethals Bridge Replacement Project, AMT, 5.38%, 1/01/43	905	1,004,713
New Jersey State Turnpike Authority, RB:
Growth & Income Securities, Series B (AMBAC), 5.15%, 1/01/35	1,510	1,612,151
Series A, 5.00%, 1/01/31	3,785	4,371,069
New Jersey State Turnpike Authority, Refunding RB:
Series A (BHAC), 5.25%, 1/01/30	1,000	1,258,300
Municipal Bonds	Par (000)	Value
New Jersey (continued)
Transportation (continued)
New Jersey State Turnpike Authority, Refunding RB (concluded):
Series C (NPFGC), 6.50%, 1/01/16	$355	$373,439
Series I, 5.00%, 1/01/35	2,500	2,770,900
New Jersey Transportation Trust Fund Authority, RB:
4.25%, 6/15/44	1,330	1,336,025
CAB, Transportation System, Series A, 0.00%, 12/15/32 (d)	10,000	4,336,100
CAB, Transportation System, Series A, 0.00%, 12/15/35 (d)	5,500	2,029,885
CAB, Transportation System, Series A, 0.00%, 12/15/38 (d)	12,050	3,772,132
CAB, Transportation System, Series C (AGM), 0.00%, 12/15/34 (d)	4,870	1,967,577
CAB, Transportation System, Series C (AMBAC), 0.00%, 12/15/35 (d)	1,380	511,387
Series B, 5.25%, 6/15/26	1,500	1,686,705
Transportation Program, Series AA, 5.25%, 6/15/31	2,000	2,247,060
Transportation System, Series A, 6.00%, 6/15/35	3,185	3,857,417
New Jersey Transportation Trust Fund Authority, Refunding RB, Transportation System, Series B (NPFGC), 5.50%, 12/15/21	1,800	2,146,482
Port Authority of New York & New Jersey, ARB:
Consolidated, 85th Series, 5.20%, 9/01/18	1,000	1,144,530
Consolidated, 93rd Series, 6.13%, 6/01/94	1,000	1,203,410
JFK International Air Terminal LLC, Special Project, Series 6, AMT (NPFGC), 5.75%, 12/01/22	2,000	2,011,360
Special Project, JFK International Air Terminal LLC Project, Series 8, 6.00%, 12/01/42	1,000	1,177,260

4	BLACKROCK MULTI-STATE MUNICIPAL SERIES TRUST	FEBRUARY 28, 2015

Schedule of Investments (continued)	BlackRock New Jersey Municipal Bond Fund (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New Jersey (concluded)
Transportation (concluded)
Port Authority of New York & New Jersey, Refunding ARB, Consolidated, AMT:
147th Series, 4.75%, 4/15/37	$4,700	$4,885,415
177th Series, 3.50%, 7/15/37	1,000	934,360
178th Series, 5.00%, 12/01/43	285	316,093
South Jersey Transportation Authority, Refunding RB, Transportation System, Series A:
5.00%, 11/01/28	295	325,176
5.00%, 11/01/29	295	323,928
5.00%, 11/01/32	440	480,537
5.00%, 11/01/33	250	272,188
5.00%, 11/01/34	250	271,978
5.00%, 11/01/39	1,500	1,621,815

		54,044,658
Utilities — 2.4%
County of Gloucester New Jersey Pollution Control Financing Authority, Refunding RB, Logan Project, Series A, AMT, 5.00%, 12/01/24	500	565,465
North Hudson New Jersey Sewerage Authority, Refunding RB, Series A (NPFGC), 0.00%, 8/01/21 (b)(d)	5,000	4,510,100
Passaic Valley Water Commission, RB, Water Supply, Series A, 6.00%, 12/15/24	1,195	1,386,104

		6,461,669
Total Municipal Bonds in New Jersey		258,726,974
Puerto Rico — 0.5%
Housing — 0.5%
Puerto Rico Housing Finance Authority, Refunding RB, M/F Housing, Subordinate, Capital Fund Modernization, 5.13%, 12/01/27	1,210	1,291,856
Total Municipal Bonds — 96.5%		260,018,830
Municipal Bonds Transferred to Tender Option Bond Trusts (e)	Par (000)	Value
New Jersey — 4.8%
County/City/Special District/School District — 2.6%
County of Union New Jersey Utilities Authority, Refunding LRB, Resource Recovery Facility, Covanta Union, Inc., Series A, AMT, 5.25%, 12/01/31	$6,300	$6,950,349
Transportation — 2.2%
New Jersey Transportation Trust Fund Authority, RB, Transportation System, Series B, 5.25%, 6/15/36 (f)	5,001	5,459,254
Port Authority of New York & New Jersey, RB, Consolidated, 169th Series, AMT, 5.00%, 10/15/41	495	538,902

		5,998,156
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 4.8%		12,948,505
Total Long-Term Investments (Cost — $249,341,213) — 101.3%		272,967,335

Short-Term Securities	Shares
BIF New Jersey Municipal Money Fund, 0.00% (g)(h)	1,364,401	1,364,401
Total Short-Term Securities (Cost — $1,364,401) — 0.5%		1,364,401
Total Investments (Cost — $250,705,614*) — 101.8%		274,331,736
Other Assets Less Liabilities — 0.9%		2,368,978
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (2.7%)		(7,232,414)

Net Assets — 100.0%		$269,468,300

*	As of February 28, 2015, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$243,865,733

Gross unrealized appreciation	$23,922,705
Gross unrealized depreciation	(687,856)

Net unrealized appreciation	$23,234,849

Notes to Schedule of Investments
(a) U.S. government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

BLACKROCK MULTI-STATE MUNICIPAL SERIES TRUST	FEBRUARY 28, 2015	5

Schedule of Investments (continued)	BlackRock New Jersey Municipal Bond Fund

(b)	Security is collateralized by municipal or U.S. Treasury obligations.

(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Zero-coupon bond.

(e)	Represent bonds transferred to a TOB Trust. In exchange for which the Fund received cash and residual interest certificates. These bonds serve as collateral in a secured borrowing.

(f)	All or a portion of security is subject to a recourse agreement, which may require the Fund to pay the liquidity provider in the event there is a shortfall between the TOB trust certificates and proceeds received from the sale of the security contributed to the TOB trust. In the case of a shortfall, the aggregate maximum potential amount the Fund could ultimately be required to pay under the agreement, which expires June 15, 2019, is $3,884,927.

(g)	During the period ended February 28, 2015, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the 1940 Act were as follows:

Affiliate	Shares Held at May 31, 2014	Net Activity	Shares Held at February 28, 2015	Income
BIF New Jersey Municipal Money Fund	2,097,379	(732,978)	1,364,401	$2

(h)	Represents the current yield as of report date.

Portfolio Abbreviations

AGC	Assured Guarantee Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
ARB	Airport Revenue Bonds
BHAC	Berkshire Hathaway Assurance Corp.
CAB	Capital Appreciation Bonds
COP	Certificates of Participation
EDA	Economic Development Authority
GO	General Obligation Bonds
LRB	Lease Revenue Bonds
M/F	Multi-Family
NPFGC	National Public Finance Guarantee Corp.
RB	Revenue Bonds
S/F	Single-Family

•	As of February 28, 2015, financial futures contracts outstanding were as follows:

Contracts Short	Issue	Exchange	Expiration	Notional Value	Unrealized Depreciation
(277)	10-Year U.S. Treasury Note	Chicago Board of Trade	June 2015	$35,399,734	$(152,921)

6	BLACKROCK MULTI-STATE MUNICIPAL SERIES TRUST	FEBRUARY 28, 2015

Schedule of Investments (continued)	Blackrock New Jersey Municipal Bond Fund

•

For Fund compliance purposes, the Fund’s sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

As of February 28, 2015, the following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$272,967,335	—	$272,967,335
Short-Term Securities	$1,364,401	—	—	1,364,401

Total	$1,364,401	$272,967,335	—	$274,331,736

[1] See above Schedule of Investments for values in each sector.
	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[2]
Liabilities:
Interest rate contracts	$(152,921)	—	—	$(152,921)

[2] Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

BLACKROCK MULTI-STATE MUNICIPAL SERIES FUND	FEBRUARY 28, 2015	7

Schedule of Investments (concluded)	Blackrock New Jersey Municipal Bond Fund

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of February 28, 2015, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for financial futures contracts	$376,000	—	—	$376,000
Liabilities:
TOB trust certificates	—	$(7,231,154)	—	(7,231,154)

Total	$376,000	$(7,231,154)	—	$(6,855,154)

During	the period ended February 28, 2015, there were no transfers between levels.

8	BLACKROCK MULTI-STATE MUNICIPAL SERIES TRUST	FEBRUARY 28, 2015

Schedule of Investments February 28, 2015 (Unaudited)	BlackRock Pennsylvania Municipal Bond Fund (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Pennsylvania — 89.0%
Corporate — 11.0%
County of Beaver Pennsylvania IDA, Refunding RB, First Energy Nuclear Energy Project, Series B, 3.50%, 12/01/35 (a)	$5,225	$5,423,393
County of Bradford Pennsylvania IDA, Refunding RB, International Paper Co. Project, Series B, AMT, 5.20%, 12/01/19	1,000	1,025,400
County of Delaware Pennsylvania IDA, RB, Water Facilities, Aqua Pennsylvania, Inc. Project, Series C, AMT (NPFGC), 5.00%, 2/01/35	5,670	5,762,194
Pennsylvania Economic Development Financing Authority, RB:
American Water Co. Project, 6.20%, 4/01/39	3,490	4,063,826
Aqua Pennsylvania, Inc. Project, Series A, 5.00%, 10/01/39	3,000	3,391,380
Aqua Pennsylvania, Inc. Project, Series A, AMT, 6.75%, 10/01/18	9,400	11,073,294
Rapid Bridge Pennsylvania, AMT, 5.00%, 6/30/42 (b)	11,000	12,047,090
Waste Management, Inc. Project, Series A, AMT, 5.10%, 10/01/27	300	309,411
Pennsylvania Economic Development Financing Authority, Refunding RB:
Amtrak Project, Series A, 5.00%, 11/01/41	1,510	1,636,931
Aqua Pennsylvania, Inc. Project, Series A, AMT, 5.00%, 12/01/34	1,540	1,685,561
National Gypson Co., AMT, 5.50%, 11/01/44	1,355	1,397,560

		47,816,040
County/City/Special District/School District — 10.7%
Allentown Neighborhood Improvement Zone Development Authority, Refunding RB, Series A:
5.00%, 5/01/35	2,310	2,520,487
5.00%, 5/01/42	5,400	5,842,260
Municipal Bonds	Par (000)	Value
Pennsylvania (continued)
County/City/Special District/School District (concluded)
County of Allegheny Pennsylvania IDA, Refunding RB, Residential Resource, Inc. Project, 5.13%, 9/01/31	$600	$605,328
County of Lycoming Pennsylvania Water & Sewer Authority, RB, (AGM), 5.00%, 11/15/41	825	891,371
County of Northampton Pennsylvania IDA, Route 33 Project, Tax Allocation Bonds, 7.00%, 7/01/32	1,950	2,138,117
County of York Pennsylvania, GO, Refunding, 5.00%, 3/01/36	2,500	2,860,000
Philadelphia Redevelopment Authority, RB, Quality Redevelopment Neighborhood, Series B, AMT (NPFGC), 5.00%, 4/15/27	415	417,175
Philadelphia School District, GO, Series E:
6.00%, 9/01/18 (c)	95	111,491
6.00%, 9/01/18 (c)	5	5,868
6.00%, 9/01/38	6,500	7,428,005
Philipsburg-Osceola Pennsylvania Area School District, GO, (AGM), 5.00%, 4/01/41	1,235	1,300,430
Souderton Area School District, GO, (NPFGC), 5.00%, 5/15/15 (c)	4,290	4,335,302
State Public School Building Authority, RB, Community College, Allegheny County Project (AGM), 5.00%, 7/15/34	5,070	5,608,383
State Public School Building Authority, Refunding RB, Harrisburg School District Project, Series A (AGC), 5.00%, 11/15/33	2,715	2,979,577
Township of Bristol Pennsylvania School District, GO, 5.25%, 6/01/43	5,980	6,872,814
Township of Falls Pennsylvania, RB, Water & Sewer Authority, 5.00%, 12/01/37	2,115	2,363,788

		46,280,396
Education — 22.0%
County of Adams Pennsylvania IDA, Refunding RB, Gettysburg College:
5.00%, 8/15/24	580	666,571

BLACKROCK MULTI-STATE MUNICIPAL SERIES TRUST	FEBRUARY 28, 2015	9

Schedule of Investments (continued)	BlackRock Pennsylvania Municipal Bond Fund (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Pennsylvania (continued)
Education (continued)
County of Adams Pennsylvania IDA, Refunding RB, Gettysburg College (concluded):
5.00%, 8/15/25	$765	$876,315
5.00%, 8/15/26	760	870,588
County of Chester Pennsylvania IDA, Refunding RB, Renaissance Academy Charter, 5.00%, 10/01/34	340	363,919
County of Cumberland Pennsylvania Municipal Authority, RB, AICUP Financing Program, Dickinson College Project, 5.00%, 11/01/39	1,000	1,086,190
County of Delaware Pennsylvania Authority, Refunding RB:
Haverford College, 5.00%, 11/15/35	6,070	6,892,121
Villanova University, 5.25%, 12/01/31	600	685,062
Pennsylvania Higher Educational Facilities Authority, RB:
Drexel University, Series A (NPFGC), 5.00%, 5/01/37	2,650	2,886,645
Shippensburg University Student Services, Student Housing, 5.00%, 10/01/44	2,450	2,553,561
State System of Higher Education, Series A (NPFGC), 5.00%, 6/15/26	3,300	3,604,986
Thomas Jefferson University, 5.00%, 3/01/40	11,000	11,883,520
University of the Sciences Philadelphia, 5.00%, 11/01/30	1,550	1,788,468
University of the Sciences Philadelphia, 5.00%, 11/01/31	1,095	1,259,206
University of the Sciences Philadelphia, 5.00%, 11/01/33	3,405	3,872,915
Pennsylvania Higher Educational Facilities Authority, Refunding RB:
Drexel University, Series A, 5.25%, 5/01/41	7,140	7,966,955
La Salle University, 5.00%, 5/01/37	1,595	1,721,340
La Salle University, 5.00%, 5/01/42	2,655	2,857,975
Municipal Bonds	Par (000)	Value
Pennsylvania (continued)
Education (concluded)
Pennsylvania Higher Educational Facilities Authority, Refunding RB (concluded):
State System of Higher Education, Series AL, 5.00%, 6/15/35	$1,425	$1,620,125
Thomas Jefferson University, 4.00%, 3/01/37	755	771,625
Trustees of the University of Pennsylvania, Series C, 4.75%, 7/15/35	11,630	11,805,729
University of the Sciences Philadelphia (AGC), 5.00%, 11/01/18 (c)	5,000	5,724,200
Widener University, Series A, 5.25%, 7/15/33	2,420	2,702,946
Widener University, Series A, 5.50%, 7/15/38	365	410,012
Pennsylvania State University, RB:
5.00%, 3/01/40	10,000	11,372,700
Series A, 5.00%, 8/15/28	5,045	5,561,860
Series A, 5.00%, 8/15/29	2,000	2,196,340
Township of East Hempfield Pennsylvania IDA, RB, Student Services, Inc., Student Housing Project at Millersville University of Pennsylvania:
5.00%, 7/01/35	765	814,870
5.00%, 7/01/45	450	474,449

		95,291,193
Health — 14.5%
County of Centre Pennsylvania Hospital Authority, RB, Mount Nittany Medical Center Project, 7.00%, 11/15/46	4,110	5,037,380
County of Cumberland Pennsylvania Municipal Authority, Refunding RB:
Asbury Pennsylvania Obligated Group, 5.25%, 1/01/41	2,540	2,639,619
Diakon Lutheran, 6.38%, 1/01/39	3,000	3,349,890
County of Dauphin Pennsylvania General Authority, Refunding RB, Pinnacle Health System Project, Series A, 6.00%, 6/01/29	5,000	5,864,800
County of Lancaster Hospital Authority, Refunding RB:
Health Center Masonic Village Project, 5.00%, 11/01/28	790	916,384

10	BLACKROCK MULTI-STATE MUNICIPAL SERIES TRUST	FEBRUARY 28, 2015

Schedule of Investments (continued)	BlackRock Pennsylvania Municipal Bond Fund (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Pennsylvania (continued)
Health (continued)
County of Lancaster Hospital Authority, Refunding RB (concluded):
Health Center Masonic Village Project, 5.00%, 11/01/35	$575	$648,289
County of Lancaster Pennsylvania Hospital Authority, Refunding RB, Brethren Village Project, Series A, 6.50%, 7/01/40	1,750	1,831,690
County of Montgomery Pennsylvania Higher Education & Health Authority, Refunding RB, Abington Memorial Hospital Obligated Group, Series A, 5.13%, 6/01/33	3,255	3,584,341
County of Montgomery Pennsylvania IDA, RB, Acts Retirement-Life Community:
Series A, 4.50%, 11/15/36	880	885,870
Series A-1, 6.25%, 11/15/29	480	550,613
County of Montgomery Pennsylvania IDA, Refunding RB:
Acts Retirement-Life Communities, 5.00%, 11/15/27	1,385	1,500,454
Acts Retirement-Life Communities, 5.00%, 11/15/28	895	966,877
Foulkeways at Gwynedd Project, Series A, 5.00%, 12/01/24	1,000	1,025,320
Whitemarsh Continuing Care, 5.25%, 1/01/40 (b)	2,495	2,526,412
Lancaster IDA, Refunding RB:
5.38%, 5/01/28	730	794,598
5.75%, 5/01/35	1,285	1,421,570
Pennsylvania Higher Educational Facilities Authority, Refunding RB, University of Pittsburgh Medical Center, Series E, 5.00%, 5/15/31	4,800	5,413,344
Philadelphia Hospitals & Higher Education Facilities Authority, Refunding RB:
Jefferson Health System of Chester Philadelphia, Series B, 5.00%, 5/15/20 (c)	6,000	7,107,960
Presbyterian Medical Center, 6.65%, 12/01/19 (d)	2,055	2,360,455
Municipal Bonds	Par (000)	Value
Pennsylvania (continued)
Health (concluded)
Pocono Mountains Industrial Park Authority, RB, St Lukes Hospital Monroe Project , 4.00%, 8/15/45	$1,990	$1,952,130
South Fork Municipal Authority, Refunding RB, Conemaugh Valley Memorial Hospital, Series B (AGC), 5.38%, 7/01/20 (c)	3,590	4,334,674
Southcentral General Authority, Refunding RB, Wellspan Health Obligation Group, Series A, 5.00%, 6/01/44	3,520	3,984,992
Southcentral General Authority, Wellspan Health Obligation Group:
6.00%, 12/01/18 (c)	1,780	2,108,392
6.00%, 6/01/29	1,970	2,245,032

		63,051,086
Housing — 4.8%
City of Philadelphia Pennsylvania IDA, RB, Retirement Facilities, Rieder House Project, Series A, 6.10%, 7/01/33	485	487,411
Pennsylvania HFA, RB, S/F Mortgage, Series 114-C:
3.65%, 10/01/37	4,120	4,148,758
3.70%, 10/01/42	7,610	7,583,669
Pennsylvania HFA, Refunding RB, S/F Mortgage, AMT:
Series 092-A, 4.75%, 4/01/31	1,845	1,846,476
Series 096-A, 4.70%, 10/01/37	4,405	4,454,336
Series 099-A, 5.15%, 4/01/38	2,295	2,411,976

		20,932,626
State — 10.1%
Commonwealth Financing Authority, RB, Series B (AGC), 5.00%, 6/01/31	3,420	3,823,765
Commonwealth of Pennsylvania, GO:
5.00%, 3/15/33	2,925	3,407,186
1st Series, 5.00%, 6/15/26	8,820	10,588,498
1st Series, 5.00%, 3/15/29	3,900	4,382,040
1st Series, 5.00%, 6/15/29	3,000	3,523,560
2nd Series A, 5.00%, 8/01/24	6,000	6,594,840

BLACKROCK MULTI-STATE MUNICIPAL SERIES TRUST	FEBRUARY 28, 2015	11

Schedule of Investments (continued)	BlackRock Pennsylvania Municipal Bond Fund (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Pennsylvania (continued)
State (concluded)
Pennsylvania Economic Development Financing Authority, Refunding RB, Unemployment Compensation, Series B, 5.00%, 7/01/23	$5,825	$5,920,938
State Public School Building Authority, Refunding RB, School District of Philadelphia Project, Series B (AGM), 5.00%, 6/01/24	5,000	5,329,100

		43,569,927
Transportation — 11.6%
City of Philadelphia Pennsylvania, ARB, Series A:
5.00%, 6/15/40	14,000	15,432,480
AMT (AGM), 5.00%, 6/15/32	9,500	10,077,885
AMT (AGM), 5.00%, 6/15/37	1,250	1,306,688
Delaware River Port Authority, RB:
5.00%, 1/01/29	1,115	1,296,466
Series D, 5.00%, 1/01/40	7,500	8,369,925
Pennsylvania Turnpike Commission, RB:
CAB, Sub-Series A-3, 0.00%, 12/01/42 (e)	6,740	1,933,032
CAB, Sub-Series A-3 (AGM), 0.00%, 12/01/40 (e)	2,225	786,070
Sub-Series A, 5.13%, 12/01/26	1,285	1,479,947
Sub-Series A, 6.00%, 12/01/41	1,200	1,293,888
Southeastern Pennsylvania Transportation Authority, RB, Capital Grant Receipts:
5.00%, 6/01/28	3,140	3,521,290
5.00%, 6/01/29	4,155	4,646,080

		50,143,751
Utilities — 4.3%
City of Philadelphia Pennsylvania Gas Works, RB:
12th Series B (NPFGC), 7.00%, 5/15/20 (d)	1,040	1,208,085
9th Series, 5.25%, 8/01/40	3,300	3,794,010
City of Philadelphia Pennsylvania Water & Wastewater, RB:
Series A, 5.25%, 1/01/36	1,450	1,617,243
Series C (AGM), 5.00%, 8/01/40	2,650	2,961,481
County of Allegheny Pennsylvania Sanitary Authority, RB, Sewer Improvement, 5.25%, 12/01/41	2,090	2,420,178
Municipal Bonds	Par (000)	Value
Pennsylvania (concluded)
Utilities (concluded)
County of Allegheny Pennsylvania Sanitary Authority, Refunding RB, Sewer Improvement (AGM), 5.00%, 6/01/40	$1,000	$1,132,190
County of Delaware Pennsylvania Regional Water Quality Control Authority, RB, Sewer Improvements, 5.00%, 5/01/33	980	1,121,924
Pennsylvania Economic Development Financing Authority, RB, Philadelphia Biosolids Facility, 6.25%, 1/01/32	3,895	4,306,117

		18,561,228
Total Municipal Bonds in Pennsylvania		385,646,247
Guam — 1.0%
State — 0.5%
Territory of Guam, RB, Limited Obligation Bonds, Section 30, Series A, 5.63%, 12/01/29	1,760	1,951,101
Tobacco — 0.3%
Guam Economic Development & Commerce Authority, Refunding RB, Tobacco Settlement, Asset-Backed, 5.63%, 6/01/47	1,750	1,377,845
Utilities — 0.2%
Guam Government Waterworks Authority, Refunding RB, Water & Wastewater System, 6.00%, 7/01/15 (c)	1,000	1,019,530
Total Municipal Bonds in Guam		4,348,476
Total Municipal Bonds — 90.0%		389,994,723

Municipal Bonds Transferred to Tender Option Bond Trusts (f)
Pennsylvania — 22.7%
Education — 3.7%
Pennsylvania Higher Educational Facilities Authority, RB, University of Pennsylvania Health System, Series A, 5.75%, 8/15/41	9,280	11,082,733

12	BLACKROCK MULTI-STATE MUNICIPAL SERIES TRUST	FEBRUARY 28, 2015

Schedule of Investments (continued)	BlackRock Pennsylvania Municipal Bond Fund (Percentages shown are based on Net Assets)

Municipal Bonds Transferred to Tender Option Bond Trusts (f)	Par (000)	Value
Pennsylvania (continued)
Education (concluded)
University of Pittsburgh, RB, The Commonwealth System of Higher Education, Capital Project, Series B, 5.00%, 9/15/28	$4,448	$5,079,984

		16,162,717
Health — 11.8%
County of Berks Pennsylvania Municipal Authority, Refunding RB, Reading Hospital & Medical Center Project, Series A-3, 5.50%, 11/01/31	10,000	11,585,100
Geisinger Authority Pennsylvania, RB, Health System:
Series A, 5.13%, 6/01/34	7,460	8,332,969
Series A, 5.25%, 6/01/39	5,997	6,726,552
Series A-1, 5.13%, 6/01/41	12,570	14,076,263
Philadelphia Hospitals & Higher Education Facilities Authority, RB, The Children’s Hospital of Philadelphia Project, Series C, 5.00%, 7/01/41	9,380	10,450,352

		51,171,236
Housing — 1.5%
Pennsylvania HFA, Refunding RB, S/F Mortgage, Series 115A, AMT, 4.20%, 10/01/33	6,250	6,536,438
State — 5.7%
Commonwealth of Pennsylvania, GO, Series 1, 5.00%, 3/15/28	10,797	12,185,935
Municipal Bonds Transferred to Tender Option Bond Trusts (f)	Par (000)	Value
Pennsylvania (concluded)
Pennsylvania Turnpike Commission, RB, Oil Franchise Tax, Senior Series C (NPFGC), 5.00%, 12/01/32	$11,000	$12,300,090

		24,486,025
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 22.7%		98,356,416
Total Long-Term Investments (Cost — $446,875,618) — 112.7%		488,351,139

Short-Term Securities	Shares
BIF Pennsylvania Municipal Money Fund, 0.00% (g)(h)	177,106	177,106
Total Short-Term Securities (Cost — $177,106) — 0.0%		177,106
Total Investments (Cost — $447,052,724*) — 112.7%		488,528,245
Liabilities in Excess of Other Assets — (23.3)%		(101,158,879)
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — 10.6%		46,126,645

Net Assets — 100.0%		$433,496,011

*	As of February 28, 2015, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$401,566,587

Gross unrealized appreciation	$42,160,807
Gross unrealized depreciation	(1,325,794)

Net unrealized appreciation	$40,835,013

Notes to Schedule of Investments

*	Cost for federal income tax purposes.

(a)	Variable rate security. Rate shown is as of report date.

(b)	When-issued security. Unsettled when-issued transactions were as follows:

Counterparty	Value	Unrealized Appreciation
JPMorgan Securities LLC	$12,047,090	$88,000
Piper Jaffray & Co.	$2,526,412	$7,818

(c)	U.S. government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(d)	Security is collateralized by municipal or U.S. Treasury obligations.

BLACKROCK MULTI-STATE MUNICIPAL SERIES TRUST	FEBRUARY 28, 2015	13

Schedule of Investments (continued)	BlackRock Pennsylvania Municipal Bond Fund

(e)	Zero-coupon bond.

(f)	Represent bonds transferred to a TOB Trust. In exchange for which the Fund received cash and residual interest certificates. These bonds serve as collateral in a secured borrowing.

(g)	Represents the current yield as of report date.

(h)	During the period ended February 28, 2015, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at May 31, 2014	Net Activity	Shares Held at February 28, 2015	Income
BIF Pennsylvania Municipal Money Fund	524,643	(347,537)	177,106	$1

Portfolio Abbreviations

AGC	Assured Guarantee Corp.
AGM	Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax (subject to)
ARB	Airport Revenue Bonds
CAB	Capital Appreciation Bonds
GO	General Obligation Bonds
HFA	Housing Finance Agency
IDA	Industrial Development Authority
NPFGC	National Public Finance Guarantee Corp.
RB	Revenue Bonds
S/F	Single-Family

•	As of February 28, 2015, financial futures contracts outstanding were as follows:

Contracts Short	Issue	Exchange	Expiration	Notional Value	Unrealized Appreciation
(270)	10-Year U.S. Treasury Note	Chicago Board of Trade	June 2015	$34,505,156	$24,921

14	BLACKROCK MULTI-STATE MUNICIPAL SERIES TRUST	FEBRUARY 28, 2015

Schedule of Investments (continued)	BlackRock Pennsylvania Municipal Bond Fund

•

For Fund compliance purposes, the Fund’s sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

As of February 28, 2015, the following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$488,351,139	—	$488,351,139
Short-Term Securities	$177,106	—	—	177,106

Total	$177,106	$488,351,139	—	$488,528,245

[1] See above Schedule of Investments for values in each state political or subdivision.
	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[2]
Assets:
Interest rate contracts	$24,921	—	—	$24,921

[2] Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

BLACKROCK MULTI-STATE MUNICIPAL SERIES TRUST	FEBRUARY 28, 2015	15

Schedule of Investments (concluded)	BlackRock Pennsylvania Municipal Bond Fund

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of February 28, 2015, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for financial futures contracts	$367,000	—	—	$367,000
Liabilities:
TOB trust certificates	—	$(46,126,645)	—	(46,126,645)

Total	$367,000	$(46,126,645)	—	$(45,759,645)

During the period ended February 28, 2015, there were no transfers between levels.

16	BLACKROCK MULTI-STATE MUNICIPAL SERIES TRUST	FEBRUARY 28, 2015

Item 2 – Controls and Procedures

2(a) –	The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Multi-State Municipal Series Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock Multi-State Municipal Series Trust

Date: April 22, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock Multi-State Municipal Series Trust

Date: April 22, 2015

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of BlackRock Multi-State Municipal Series Trust

Date: April 22, 2015